Income Tax - Disclosure of Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Net income (loss) before tax	€ (49,471)	€ (7,570)	€ (58,103)
Statutory tax rate	25.00%	25.00%	25.00%
Income tax benefit / (expense) calculated at statutory tax rate	€ 12,368	€ 1,891	€ 14,526
Differences in tax rates		0	0
Research tax credit	1,872	2,457	1,971
Provision for defined benefit obligations	(72)	27	106
Share-based compensation	(986)	(1,064)	(1,062)
Revenue from collaboration agreements	(296)	1,095	2,210
Non-recognition of deferred tax assets related to tax losses and temporary differences	(13,340)	(4,501)	(18,290)
Carry-back		0	0
Impact linked to intra-group merger operations		0	0
Impact linked to the exercise of a real estate leasing option		0	0
Others differences	454	94	539
Income tax benefit / (expense)	€ 0	€ 0	€ 0
Effective tax rate	0.00%	0.00%	0.00%
Deferred tax income / (loss)	€ 0	€ 0	€ 0
Income tax benefit / (expense)	€ 0	€ 0	€ 0